Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended		13 Months Ended	16 Months Ended	20 Months Ended	24 Months Ended	25 Months Ended	28 Months Ended	32 Months Ended	36 Months Ended	37 Months Ended	44 Months Ended	48 Months Ended	49 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 15, 2023	Nov. 17, 2021	May 01, 2018	Dec. 31, 2015	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2018	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000015708
Account Value [Line Items]
Line Graph and Table Measure Name								Johnson Equity Income Fund - Class I
Accumulated Value				$ 1,000,000					$ 1,121,643				$ 1,402,349				$ 1,364,708			$ 1,829,695			$ 2,053,733		$ 2,586,950		$ 2,334,860		$ 2,648,104	$ 2,960,224	$ 3,308,585
C000244749
Account Value [Line Items]
Line Graph and Table Measure Name								Johnson Equity Income Fund - Class S
Accumulated Value	$ 10,000					$ 10,546					$ 11,762				$ 13,126
C000015712
Account Value [Line Items]
Line Graph and Table Measure Name								Johnson Opportunity Fund - Class I
Accumulated Value				1,000,000					1,179,030				1,378,365				1,183,155			1,521,879			1,641,221		2,143,324		1,876,256		2,197,536	2,418,033	2,518,435
C000244750
Account Value [Line Items]
Line Graph and Table Measure Name								Johnson Opportunity Fund - Class S
Accumulated Value	10,000					11,035					12,113				12,583
C000015709
Account Value [Line Items]
Line Graph and Table Measure Name								Johnson Enhanced Return Fund
Accumulated Value				1,000,000					1,128,949				1,370,423				1,287,426			1,722,630			2,056,441		2,601,547		1,988,565		2,483,920	3,039,571	3,599,502
C000244751
Account Value [Line Items]
Line Graph and Table Measure Name								Johnson Inst Core Bond Fund - Class I
Accumulated Value				1,000,000					1,036,709				1,075,324				1,076,735			1,173,030			1,286,873		1,260,656		1,087,983		1,147,014	1,160,934	1,252,232
C000200604
Account Value [Line Items]
Line Graph and Table Measure Name								Johnson Inst Core Bond Fund - Class F
Accumulated Value			$ 500,000				$ 510,689					$ 554,428				$ 607,513			$ 594,425			$ 512,322		$ 539,417		$ 544,625		$ 587,071
C000015718
Account Value [Line Items]
Line Graph and Table Measure Name								Johnson Inst Core Bond Fund - Class S
Accumulated Value	10,000					10,535					10,628				11,443
C000015717
Account Value [Line Items]
Line Graph and Table Measure Name								Johnson Inst Intermediate Bond Fund - Class I
Accumulated Value				1,000,000					1,033,657				1,064,601				1,069,024			1,149,542			1,232,326		1,211,913		1,100,689		1,159,945	1,193,883	1,282,134
C000200603
Account Value [Line Items]
Line Graph and Table Measure Name								Johnson Inst Intermediate Bond Fund - Class F
Accumulated Value			500,000				508,592					545,985				584,612			573,592			520,118		547,161		562,682		603,140
C000015716
Account Value [Line Items]
Line Graph and Table Measure Name								Johnson Inst Short Duration Bond Fund - Class I
Accumulated Value				1,000,000					1,016,795				1,032,480				1,044,457			1,093,033			1,135,798		1,125,469		1,077,189		1,128,693	1,177,261	1,246,805
C000200602
Account Value [Line Items]
Line Graph and Table Measure Name								Johnson Inst Short Duration Bond Fund - Class F
Accumulated Value			500,000				506,852					528,969				549,154			543,173			518,908		543,190		565,641		598,019
C000229855
Account Value [Line Items]
Line Graph and Table Measure Name								Johnson Core Plus Bond Fund
Accumulated Value		$ 1,000,000			$ 1,004,392					$ 866,665				$ 917,041				$ 927,405			$ 1,002,293
C000015715
Account Value [Line Items]
Line Graph and Table Measure Name								Johnson Municipal Income Fund
Accumulated Value				1,000,000					1,000,472				1,032,939				1,042,267			1,101,213			1,157,606		1,161,083		1,067,067		1,128,492	1,136,276	1,178,477
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				1,000,000					1,119,599				1,364,025				1,304,222			1,714,874			2,030,390		2,613,222		2,139,945		2,702,486	3,378,640	3,982,741
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000					10,766					13,460				15,866
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				1,000,000					1,175,892				1,373,564				1,236,178			1,579,421			1,895,201		2,239,782		1,828,351		2,146,915	2,404,436	2,690,740
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000					10,995					12,314				13,780
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				1,000,000					1,119,599				1,364,025				1,304,222			1,714,874			2,030,390		2,613,222		2,139,945		2,702,486	3,378,640	3,982,741
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value				1,000,000					1,026,472				1,062,829				1,062,948			1,155,604			1,242,350		1,223,195		1,064,054		1,122,884	1,136,922	1,219,928
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			500,000				512,452					557,122				598,942			589,708			512,985		541,347		548,115		588,133
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000					$ 10,525					$ 10,657				$ 11,435
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Intermediate U.S. Government/Credit Bond Index
Accumulated Value				1,000,000					1,020,809				1,042,629				1,051,782			1,123,324			1,195,599		1,178,382		1,081,343		1,138,044	1,172,187	1,253,842
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Intermediate U.S. Government/Credit Bond Index
Accumulated Value			500,000				512,746					547,622				582,857			574,463			527,157		554,798		571,443		611,250
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. Corporate & Government, 1-3 Years Index
Accumulated Value				1,000,000					1,012,885				1,021,552				1,038,221			1,080,454			1,116,611		1,112,003		1,070,136		1,120,050	1,170,125	1,232,603
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. Corporate & Government, 1-3 Years Index
Accumulated Value			$ 500,000				$ 509,783					$ 530,520				$ 548,274			$ 546,011			$ 525,454		$ 549,963		$ 574,550		$ 605,228
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 1,000,000			$ 1,003,378					$ 872,836				$ 921,094				$ 932,609			$ 1,000,699
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value				$ 1,000,000					$ 1,002,481				$ 1,057,097				$ 1,070,652			$ 1,151,327			$ 1,211,340		$ 1,229,720		$ 1,124,870		$ 1,196,880	$ 1,209,493	$ 1,260,840